STATUTORY RESERVES AND RESTRICTED NET ASSETS - Balance Sheet (Parentheticals) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2021	Jun. 30, 2020	Jan. 31, 2020	Sep. 30, 2018	Nov. 30, 2017	Jul. 20, 2017
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Redeemable convertible preferred stock, shares outstanding				109,481,969	109,481,969
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001							$ 0.0001
Common stock, shares authorized			500,000,000			390,518,031	420,874,891	433,071,251	467,924,866	493,344,264	500,000,000
Treasury stock, shares	1,769,610	0
Class A ordinary shares
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	483,068,176	483,068,176	483,068,176
Common stock, shares issued	171,596,634	163,294,773
Common stock, shares outstanding	161,525,163	163,294,773
Class B ordinary shares
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	16,931,824	16,931,824	16,931,824
Common stock, shares issued	16,931,824	16,931,824
Common stock, shares outstanding	16,931,824	16,931,824
Parent | Class A ordinary shares
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	483,068,176	483,068,176
Common stock, shares issued	171,596,634	163,294,773
Common stock, shares outstanding	161,525,163	163,294,773
Parent | Class B ordinary shares
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	16,931,824	16,931,824
Common stock, shares issued	16,931,824	16,931,824
Common stock, shares outstanding	16,931,824	16,931,824